Document And Entity Information	9 Months Ended
Apr. 30, 2015
Document Information [Line Items]
Entity Registrant Name	XIANGTIAN (USA) AIR POWER CO., LTD.
Entity Central Index Key	0001472468
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2015